Condensed Financial Information of the Company - Condensed Balance Sheets (Parenthetical) (Detail)	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 ¥ / shares shares	Mar. 31, 2014 shares
Ordinary shares, shares authorized			10,000,000,000
Treasury stock, shares	45,273,040	0
Common Class A [Member]
Ordinary shares, par value | $ / shares	$ 0.000025
Ordinary shares, shares authorized	7,600,000,000	7,600,000,000
Ordinary shares, shares issued	475,357,217	415,250,897
Ordinary shares, shares outstanding	419,253,027	409,345,857
Common Class B [Member]
Ordinary shares, par value | $ / shares	$ 0.000025
Ordinary shares, shares authorized	1,400,000,000	1,400,000,000
Ordinary shares, shares issued	957,985,982	1,006,398,742
Ordinary shares, shares outstanding	946,017,565	992,705,325
Parent Company [Member]
Treasury stock, shares	45,273,040	0
Parent Company [Member] | Common Class A [Member]
Ordinary shares, par value | (per share)	$ 0.000025	¥ 0.000025
Ordinary shares, shares authorized	7,600,000,000	7,600,000,000
Ordinary shares, shares issued	475,357,217	415,250,897
Ordinary shares, shares outstanding	419,253,027	409,345,857
Parent Company [Member] | Common Class B [Member]
Ordinary shares, par value | (per share)	$ 0.000025	¥ 0.000025
Ordinary shares, shares authorized	1,400,000,000	1,400,000,000
Ordinary shares, shares issued	957,985,982	1,006,398,742
Ordinary shares, shares outstanding	946,017,565	992,705,325